RELATED PARTIES	9 Months Ended
Sep. 30, 2021
RELATED PARTIES

29.	RELATED PARTIES

In the normal course of business, rights and obligations arise between related parties, resulting from transactions of sale and purchase of products, as well as from financial operations.

The Company holds a Related Parties Transactions Policy, which was reviewed and approved by the Board of Directors and applies to all subsidiaries of the group.

The policy mentioned above provides the conditions that must be observed for the realization of a transaction between related parties, as well as establishes approval hierarchies according to the value and nature of the transactions involved. The policy also foresees situations of conflict of interests and how they must be conducted.

In May and June 2021, Marfrig Global Foods S.A. (“Marfrig”) acquired common shares issued by BRF S.A., achieving 31.66% of participation in the Company’s capital stock. With such participation, Marfrig is able to exercise significant influence over BRF S.A., becoming a related party. On October 20, 2021, the Administrative Council for Economic Defense’s Court (Tribunal do Conselho Administrativo de Defesa Econômica − CADE) confirmed the approval without restrictions of the acquisition by Marfrig of a corporate interest in the Company’s capital stock. The transactions and balances with Marfrig and its subsidiaries during the period are presented below.

	Accounts receivable	Trade accounts payable
	09.30.21	09.30.21
Marfrig Global Foods S.A.	4,813	(21,708)
Marfrig Chile S.A.	610	-
Quickfood S.A.	12,184	-
Marfrig Alimentos S.A.	99	-
Total	17,706	(21,708)

	Sales		Purchases
		2021		2021
	Jul - Sep	Jan - Sep	Jul - Sep	Jan - Sep
Marfrig Global Foods S.A. (1)	12,982	20,925	(96,907)	(151,437)
Marfrig Chile S.A. (1)	899	3,055	-	-
Quickfood S.A. (1)	19,207	19,207	-	-
Marfrig Alimentos S.A. (1)	139	139	(54,530)	(54,530)
Total	33,227	43,326	(151,437)	(205,967)

(1)	The period ranges from May 21,2021 to September 30, 2021.

The subsidiaries of the Company enter into loan agreements pursuant its cash management strategy. As of September 30, 2021, the balance of these transactions was R$2,458,346 (R$2,116,463 as of December 31, 2020) with a weighted average rate of 3.94% p.a. (3.01% p.a. as of December 31, 2020).

The Company has made contributions related to the post-employment benefit plans of its employees to BRF Previdência, which holds these plans (note 20). Additionally, the Company leased properties owned by BRF Previdência, and for the nine-month period ended on September 30, 2021 the total amount of lease payments was R$15,410 (R$14,646 in the same period of the prior year) for the three-month period ended on September 30, 2021, the total amount of lease payments was R$5,202 (R$4,882 in the same period of the prior year).

The Company maintains other transactions with related parties resulting from guarantees, transferences and donations to related associations and institutes, as well as leasing and other commercial transactions with related people and entities. Such transactions are compliant with the Related Party Transactions Policy and are not relevant, individually or in aggregate.

29.1.	Management remuneration

The total remuneration and benefits expense with board members, statutory directors and the head of internal audit are set forth below:

		2021		2020
	Jul - Sep	Jan - Sep	Jul - Sep	Jan - Sep
Salary and profit sharing	14,930	46,117	14,064	49,669
Short-term benefits (1)	76	500	680	2,291
Private pension	282	872	304	1,200
Termination benefits	200	1,698	2,104	6,507
Share-based payment	7,668	21,854	5,561	13,955
	23,156	71,041	22,713	73,622

(1)	Comprises: medical assistance, educational expenses and others.

In addition, the executive officers (non-statutory) received among remuneration and benefits the total amount of R$19,484 for the nine-month period ended on September 30, 2021 (R$15,739 in the same period of the prior year) and R$6,257 for the three-month period ended on September 30, 2021 (R$6,304 in the same period of the prior year).